Intangible assets - Key assumptions used to calculate value of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Long term growth rate	2.00%	2.00%
Pre-tax discount rate	21.54%	19.73%
CGU Technology Solution
Intangible assets
Recoverable amount of the group of CGUs exceeding/(below) its carrying amount	¥ (189,518)	¥ 1,153,821
Minimum
Intangible assets
Revenue growth rate	(25.00%)	(10.00%)
Profit margin	(2.00%)	(2.00%)
Maximum
Intangible assets
Revenue growth rate	10.00%	13.00%
Profit margin	8.00%	14.00%